UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06674

THE GREATER CHINA FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of Principal Executive Offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

973-367-7521

(Registrant’s Telephone Number, including Area Code)

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

as of September 30, 2013 (Unaudited)

Shares	Description	Value
EQUITIES — 98.7%
CHINA — 18.0%
Consumer Staples — 3.1%
1,050,000	China Resources Enterprise Ltd.	$ 3,337,460

Energy — 8.0%
2,153,000	CNOOC Ltd.	4,380,875
3,798,000	PetroChina Co. Ltd. “H”	4,192,167

		8,573,042

Financials — 0.8%
499,938	China Vanke Co. Ltd. “B”	914,762

Materials — 2.2%
2,380,000	Yingde Gases Group Co. Ltd.	2,326,248

Telecommunication Services — 3.9%
381,000	China Mobile Ltd.	4,256,997

	Total China	19,408,509

HONG KONG — 63.8%
Consumer Discretionary — 9.8%
2,456,000	Giordano International Ltd.	2,239,018
1,280,000	Hongkong & Shanghai Hotels Ltd.	1,934,405
1,688,000	Li & Fung Ltd.	2,455,225
1,010,700	Samsonite International SA	2,821,564
680,000	Shangrai-La Asia Ltd.	1,125,858

		10,576,070

Consumer Staples — 2.4%
250,200	Dairy Farm International Holdings Ltd.	2,529,522

Financials — 31.3%
1,804,000	AIA Group Ltd.	8,478,985
1,220,000	Hang Lung Properties Ltd.	4,153,111
158,900	Hong Kong Exchanges & Clearing Ltd.	2,546,859
950,000	HSBC Holdings PLC	10,332,811
250,000	Swire Pacific Ltd. “A”	2,994,784
400,000	Swire Pacific Ltd. “B”	928,415
1,554,400	Swire Properties Ltd.	4,359,451

		33,794,416

Industrials — 17.2%
156,800	Hong Kong Aircraft Engineering Co. Ltd.	2,078,495
247,000	Jardine Strategic Holdings Ltd.	8,360,950
1,410,000	MTR Corporation Ltd.	5,581,710
3,660,000	Pacific Basin Shipping Ltd.	2,491,867

		18,513,022

Information Technology — 2.1%
228,000	ASM Pacific Technology Ltd.	2,313,766

Utilities — 1.0%
430,000	Hong Kong & China Gas Co. Ltd.	1,034,642

	Total Hong Kong	68,761,438

SINGAPORE — 1.5%
Financials — 1.5%
1,680,000	Yanlord Land Group Ltd.	1,640,167

TAIWAN — 15.4%
Consumer Discretionary — 2.4%
375,000	Giant Manufacturing Co. Ltd.	2,555,636

Information Technology — 9.4%
241,602	MediaTek Inc.	2,986,625
2,124,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,219,603

		10,206,228

Telecommunication Services — 3.6%
1,100,000	Taiwan Mobile Co. Ltd.	3,906,382

	Total Taiwan	16,668,246

	Total Equities (cost $108,993,336)	106,478,360

SHORT-TERM INVESTMENT — 0.3%
Money Market Fund (1) — 0.3%
309,145	JPMorgan Prime Money Market Fund, 0.01% (cost $309,145)	309,145

	TOTAL INVESTMENTS (cost $109,302,481)(2) — 99.0%	106,787,505
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%	1,043,969

	NET ASSETS — 100.0%	$107,831,474

The following abbreviation is used in the portfolio descriptions:

PLC—Public Limited Company

(1)	Rate shown reflects yield at September 30, 2013.
(2)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$113,060,218

Appreciation	1,958,230
Depreciation	(8,230,943)

Net Unrealized Depreciation	$(6,272,713)

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China	$19,408,509	$—	$—
Hong Kong	68,761,438	—	—
Singapore	1,640,167	—	—
Taiwan	16,668,246	—	—
Money Market Funds	309,145	—	—

Total	$106,787,505	$—	$—

Fair Value of Level 2 investments at December 31, 2012 was $313,605,230, which was a result of fair valuing foreign securities using pricing vendor adjustment factors. An amount of $42,449,086 was transferred from Level 2 into Level 1 at September 30, 2013 as a result of using quoted prices in active markets for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair values as of the beginning of the period. For the nine months ended September 30, 2013, there have been no significant changes to the fair valuation methodologies.

Industry Diversification

As of September 30, 2013 (Unaudited)

Percentage of Net Assets
EQUITIES
Consumer Discretionary	12.2%
Consumer Staples	5.5
Energy	8.0
Financials	33.6
Industrials	17.2
Information Technology	11.5
Materials	2.2
Telecommunication Services	7.5
Utilities	1.0

TOTAL EQUITIES	98.7
Short-Term Investment	0.3

TOTAL INVESTMENTS	99.0
Other assets in excess of liabilities	1.0

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under the Fund’s Valuation Procedures, the Valuation Committee was established by the Board of Directors and is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board of Directors at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, warrants, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. To the extent these securities are valued at the last sale price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alan R. Goodson
Alan R. Goodson President and Principal Executive Officer

Date November 26, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date November 26, 2013

*	Print the name and title of each signing officer under his or her signature.